MASSMUTUAL FUNDS
MassMutual Mid Cap Growth Fund
Supplement dated March 14, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Brian W.H. Berghuis found under the heading Portfolio Manager(s) in the section titled Management (on page 44 of the Prospectus):
Brian W.H. Berghuis, CFA is a Vice President and Portfolio Manager at T. Rowe Price Investment Management. He has managed the Fund since its inception (June 2000). He is expected to retire from T. Rowe Price Investment Management on December 31, 2025.
Effective immediately, the following information replaces the information for Brian W.H. Berghuis found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 91 of the Prospectus:
Brian W.H. Berghuis, CFA
is a portfolio manager of the Mid Cap Growth Fund. Mr. Berghuis is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 1985 and his investment experience dates from 1983. Mr. Berghuis has served as a portfolio manager for T. Rowe Price or T. Rowe Price Investment Management throughout the past five years. He is expected to retire from T. Rowe Price Investment Management on December 31, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMPRO-25-04
MCG-25-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated March 14, 2025 to the
Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for Brian W.H. Berghuis found under the heading Portfolio Manager(s) in the section titled Management on page 27:
Brian W.H. Berghuis, CFA is a Vice President and Portfolio Manager at T. Rowe Price Investment Management. He has managed the Fund since its inception (February 2018). He is expected to retire from T. Rowe Price Investment Management on December 31, 2025.
Effective immediately, the following information replaces the information for Brian W.H. Berghuis found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 52:
Brian W.H. Berghuis, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Mr. Berghuis is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 1985 and his investment experience dates from 1983. Mr. Berghuis has served as a portfolio manager for T. Rowe Price or T. Rowe Price Investment Management throughout the past five years. He is expected to retire from T. Rowe Price Investment Management on December 31, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
UNDPRO-25-02

MASSMUTUAL FUNDS
MassMutual Mid Cap Growth Fund
(the “Fund”)
Supplement dated March 14, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information for the Fund found beginning on page B-261 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Berghuis is expected to retire from T. Rowe Price Investment Management on December 31, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMSAI-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
(the “Fund”)
Supplement dated March 14, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the following information supplements the information for the Fund found beginning on page B-105 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Berghuis is expected to retire from T. Rowe Price Investment Management on December 31, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
UNDSAI-25-01